Indebtedness	12 Months Ended
Dec. 31, 2019
Indebtedness [Abstract]
INDEBTEDNESS

24. INDEBTEDNESS

As at December 31,	2019	2018
Former senior secured credit facilities(a)
Revolving Credit Facility	$—	$—
Term Loan B – U.S. Facility (December 31, 2018 – USD $2,326,049)	—	3,172,033
8.875% Senior Notes (December 31, 2018 – USD $500,000)(b)	—	681,850

Senior Secured Credit Facilities(a)
Revolving Credit Facility	—	—
Term Loan B – U.S. Facility (December 31, 2019 – USD $1,908,500)	2,479,142	—
Senior Notes (December 31, 2019 – USD $550,000)(c)	714,450	—
Senior Secured Notes (December 31, 2019 – USD $400,000)(d)	519,600	—
	3,713,192	3,853,883
Less: deferred financing costs and prepayment options (December 31, 2018 – deferred financing costs, interest rate floors, prepayment option and net gain on repricing/repayment)(e)	(393)	(129,655)
	3,712,799	3,724,228
Less: current indebtedness	(24,408)	(7,888)
Long-term indebtedness	$3,688,391	$3,716,340

On October 11, 2019, Telesat Canada issued, through a private placement, USD$550 million of Senior Notes, at an interest rate of 6.5%, which mature in October 2027. Debt issue costs of $7.4 million were incurred in connection with the issuance of the Senior Notes. The Senior Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Notes are governed by the 6.5% Senior Notes Indenture.

On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities of USD$1,908.5 million and revolving credit borrowings up to USD$200.0 million (or Canadian dollar equivalent). The term loan facility matures in December 2026 while the revolving credit facility matures in December 2024. Debt issue costs of $16.0 million were incurred in connection with this amendment, inclusive of $1.3 million relating to the revolving credit facility. All obligations under the Credit Agreement are guaranteed by the Company and certain of Telesat Canada’s existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. As at December 31, 2019, the leverage ratio was 4.63:1.00, which was more than the maximum test ratio of 4.50:1.00.

On December 6, 2019, Telesat Canada issued, through private placement, USD$400 million of Senior Secured Notes, at an interest rate of 4.875%, which mature in June 2027. Debt issue costs of $6.6 million were incurred in connection with the issuance of the Senior Secured Notes. The Senior Secured Notes are guaranteed by the Company and certain Guarantors. The Senior Secured Notes are governed by the 4.875% Senior Secured Notes Indenture. The obligations under the Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.

On November 17, 2016, Telesat Canada, issued through private placement, USD$500 million of 8.875% Senior Notes which were to mature on November 17, 2024. The 8.875% Senior Notes were subordinated to Telesat Canada’s secured indebtedness and were governed under the 8.875% Senior Notes indenture. With the net proceeds from the 6.5% Senior Notes offering, along with available cash on hand, all outstanding amounts, including redemption premium and discounted interest to November 15, 2019, were repaid on October 11, 2019, on the USD$500 million 8.875% Senior Notes.

On November 17, 2016, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provided for the extension of credit under the Senior Secured Credit Facilities of USD$2,430.0 million and revolving credit borrowings of up to USD$200.0 million (or Canadian dollar equivalent). All obligations under the Credit Agreement were guaranteed by the Company and certain of Telesat Canada’s existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations were secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. If the Revolving Credit Facility was drawn, the Credit Agreement required Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. The Credit Agreement contained total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. As at December 31, 2018, the leverage ratio was 4.93:1.00, which was more than the maximum test ratio of 4.50:1.00. This Credit Agreement was fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of USD$1,908.5 million and the USD$400 million 4.875% Senior Secured Notes.

In connection with the adoption of IFRS 9 on January 1, 2018, a gain on repricing of $36.1 million was recorded against the opening balance of accumulated earnings in 2018 and the current and long-term indebtedness. Any unamortized gain on repricing, as at December 6, 2019, were written off against the loss on refinancing upon the repayment of the indebtedness.

In March 2018, the Company made a $50 million U.S. dollar voluntary payment on the former Term Loan B — U.S. Facility. This resulted in the recognition of a loss of $2.8 million which was recorded against interest and other income and indebtedness. Any unamortized loss on repayment, as at December 6, 2019, were written off against the loss on refinancing upon the repayment of the indebtedness.

In April 2018, the Company amended the former senior secured credit facilities in which the applicable margin was reduced to 2.50% from 3.00%. This resulted in a gain on repricing of $6.9 million which was recorded against interest and other income and indebtedness. Additional debt issue costs of $10.2 million were also incurred in connection with this amendment. Any unamortized gain on repricing or unamortized debt issue costs, as at December 6, 2019, were written off against the loss on refinancing upon the repayment of the indebtedness.

(a)     The Senior Secured Credit Facilities are secured by substantially all of Telesat’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2019, Telesat was in compliance with this covenant. The former senior secured credit facilities required compliance with the First Lien Net Leverage ratio if the former revolving credit facility was drawn. As at December 31, 2018, Telesat was in compliance with this covenant.

         Each tranche of the Senior Secured Credit Facilities and the former senior secured credit facilities is subject to mandatory principal repayment requirements. For the Senior Secured Credit Facilities, the repayment is equal to one quarter of 1% of the value of the initial principal amount and is payable on a quarterly basis commencing on March 31, 2020. For the former senior secured credit facilities, from February 2017 to April 26, 2018, the repayment was equal to one quarter of 1% of the value of the loan as at the February 2017 loan amendment, and was payable on a quarterly basis. From April 26, 2018, the repayment was equal to one quarter of 1% of the value of the loan as at that date, and was payable on a quarterly basis.

The Senior Secured Credit Facilities, which were entered into on December 6, 2019, have two tranches which are described below:

(i)     A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2019, other than $0.1 million in drawings related to letters of credit, there were no borrowings under this facility.

(ii)    The U.S. TLB Facility is a USD$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. The weighted average effective interest rate was 4.73% for the 25-day period ended December 31, 2019.

The former senior secured credit facilities, which were fully repaid on December 6, 2019, had several tranches which are described below:

(i)     A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat. This Revolving Facility was available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bore interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 1.50% to 2.00% was applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 2.50% to 3.00% was applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility varied depending upon the results of the first lien leverage ratio. The Revolving Facility had an unused commitment fee of 40 basis points. As at December 31, 2018, other than $0.3 million in drawings related to letters of credit, there were no borrowings under this facility.

(ii)    The former U.S. TLB Facility was initially a USD$2,430 million. The outstanding borrowings under the former U.S. TLB Facility bore interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the former senior secured credit facilities, but not less than 0.75%, plus an applicable margin of 2.50%; or (ii) Alternative Base Rate as determined in accordance with the terms of the former senior secured credit facilities plus an applicable margin of 2.00%. The weighted average effective interest rate for the 340-day period ended December 6, 2019 was 6.00% (Year ended December 31, 2018 — 5.83%).

(b)    The former Senior Notes bore interest at an annual rate of 8.875% with interest payments having been made in May and November annually. The total balance of the 8.875% Senior Notes was USD$500 million. The weighted average effective interest rate for the 284-day period ended October 11, 2019 was 8.80% (Year ended December 31, 2018 — 8.80%). The 8.875% Senior Notes were paid in full to the indenture trustee on October 11, 2019.

(c)     The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, commencing in April 2020. The 6.5% Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is USD$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the 81-day period ended December 31, 2019 was 6.27%.

(d)    The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, commencing in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is USD$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the 25-day period ended December 31, 2019 was 4.76%.

(e)     The Senior Secured Credit Facilities, Senior Notes and Senior Secured Notes included the following deferred financing costs and prepayment options:

(i)     The U.S. TLB Facility, Senior Notes and Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $28.3 million as at December 31, 2019. The deferred financing costs are amortized using the effective interest method.

(ii)    The indenture agreement for the Senior Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $17.4 million as at December 31, 2019.

(iii)   The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $10.5 million as at December 31, 2019.

The former senior secured credit facilities and 8.875% Senior Notes included the following deferred financing costs, interest rate floors, prepayment option and net gain on repricing/repayment:

(i)     The former U.S. TLB Facility and 8.875% Senior Notes were presented on the balance sheet net of related deferred financing costs as at December 31, 2018 of $83.8 million. The unamortized deferred financing costs for the 8.875% Senior Notes as at October 11, 2019 and the unamortized deferred financing costs for the former U.S. TLB Facility as at December 6, 2019, were written off against the loss on refinancing upon the repayment of the indebtedness.

(ii)    The indenture agreement for the 8.875% Senior Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, in November 2016, of the prepayment option related to the 8.875% Senior Notes was an $8.7 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $6.9 million as at December 31, 2018. Any unamortized prepayment option as at October 11, 2019, was written off against the loss on refinancing upon the repayment of the indebtedness.

(iii)   The initial fair value impact, in November 2016, of the interest rate floor on the former U.S. TLB Facility was a decrease to the indebtedness of $25.6 million. This asset is subsequently amortized using the effective interest method and had a carrying amount of $18.6 million as at December 31, 2018. Any unamortized interest rate floors as at December 6, 2019, were written off against the loss on refinancing upon the repayment of the indebtedness.

(iv)   The former U.S. TLB Facility was presented on the balance sheet net of the net loss/gain on repricing/repayment of $34.2 million as at December 31, 2018. The net gain on repricing/repayment arose from the following:

•        In connection with the adoption of IFRS 9, a gain on repricing of $36.1 million was recorded as a reduction of the indebtedness, effective January 1, 2018;

•                In connection with the $50 million U.S. dollars voluntary repayment in March 2018, a loss on repayment of $2.8 million was recorded as an increase to the indebtedness; and

•                In connection with the amendment to the Senior Secured Credit Facilities in April 2018, a gain on repricing of $6.9 million was recorded as a reduction of indebtedness.

         Any unamortized net gain on repricing/repayment as at December 6, 2019, was written off against the loss on refinancing upon the repayment of the indebtedness.

The short-term and long-term portions of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment were as follows:

As at December 31,	2019	2018
Short-term deferred financing costs	$3,385	$15,263
Long-term deferred financing costs	24,934	68,536
	$28,319	$83,799
Short-term interest rate floor	$—	$3,436
Long-term interest rate floor	—	15,165
	$—	$18,601
Short-term prepayment options	$(3,001)	$(942)
Long-term prepayment options	(24,925)	(5,986)
	$(27,926)	$(6,928)
Short-term net gain on repricing/repayment	$—	$6,315
Long-term net gain on repricing/repayment	$—	$27,868
	$—	$34,183
Deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	$393	$129,655

The outstanding principal balance as at December 31, 2019 of indebtedness, excluding deferred financing costs and prepayment options, will be repaid as follows (in millions of Canadian dollars):

2020	2021	2022	2023	2024	Thereafter	Total
$24.8	$24.8	$24.8	$24.8	$24.8	$3,589.2	$3,713.2